Other receivables and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables and other payables [Abstract]
Schedule of other receivables

Figures in million – SA rand	2022	2021	2020
Right of recovery receivable	275	319	340
Rates and taxes receivable	93	106	105
Pre-paid royalties	322	336	364
Palladium hedge derivative asset	50	286	—
Other	139	127	49
Total other receivables	879	1,174	858
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	879	1,174	858
Current portion of other receivables	(81)	(523)	(37)
Non-current portion of other receivables	798	651	821

Schedule of other payables

Figures in million – SA rand	2022	2021	2020
Deferred payment (related to Rustenburg operation acquisition)	3,518	6,920	4,355
Contingent consideration (related to SFA (Oxford) acquisition)	—	100	88
Right of recovery payable	34	32	39
Deferred consideration (related to Pandora acquisition)	128	400	308
Marikana dividend obligation	2,129	1,539	—
Other	582	373	367
Total other payables	6,391	9,364	5,157
Reconciliation of the non-current and current portion of the other receivables:
Other payables	6,391	9,364	5,157
Current portion of other payables	(3,891)	(4,765)	(2,246)
Non-current portion of other payables	2,500	4,599	2,911

Schedule of deferred payment/consideration
The deferred payment movement for the year is as follows:

Figures in million – SA rand	Notes	2022	2021	2020
Balance at the beginning of the year		6,920	4,355	2,826
Interest charge	5.2	266	158	187
Payment of deferred payment		(4,441)	(2,246)	(739)
Loss on revised estimated cash flows	7	773	4,653	2,081
Balance at end of the year		3,518	6,920	4,355
The Pandora deferred consideration movement for the year is as follows:

Figures in million – SA rand	Note	2022	2021	2020
Balance at the beginning of the year		400	308	276
Interest charge	5.2	18	54	49
(Gain)/loss on revised estimated cash flows		(112)	123	—
Payment made		(178)	(85)	(17)
Balance at end of the year		128	400	308

Schedule of movement in dividend obligation
The following table summarises the changes in the Marikana dividend obligation:

Figures in million – SA rand	Notes	2022	2021	2020
Balance at the beginning of the year		1,539	—	—
Initial recognition of the Marikana dividend obligation		—	1,146	—
Interest — unwinding of amortised cost	5.2	165	87	—
Loss on revised estimated cash flows[1]	7	650	468	—
Payments made		(225)	(162)	—
Balance at end of the year		2,129	1,539	—
[1] The loss on revised estimated cash flow is primarily as a result of an increase in the long-term PGM basket price

Schedule of deferred/contingent payments made
The below table illustrates the cash deferred/contingent payments made on the various liabilities:

Figures in million – SA rand	2022	2021	2020
Deferred payment (related to the Rustenburg operation)	(4,441)	(2,246)	(739)
Deferred consideration (related to Pandora acquisition)	(178)	(85)	(17)
Contingent consideration (related to SFA (Oxford) acquisition)	(111)	—	—
Total cash payments made	(4,730)	(2,331)	(756)
Payments in excess of the original fair value (operating cash flows)	(4,545)	(1,754)	—
Payments up to initial fair value (investing cash flows)	(185)	(577)	(756)